Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Details of premises and equipment
(1)	Details of premises and equipment as of December 31, 2019 and 2020 are as follows (Unit: Korean Won in millions):

	December 31, 2019
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Premises and equipment (owned)	1,761,159	802,299	278,016	54,839	1,287	2	2,897,602
Right-of-use asset	—	449,878	17,236	—	—	—	467,114
Carrying value	1,761,159	1,252,177	295,252	54,839	1,287	2	3,364,716

	December 31, 2020
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Premises and equipment (owned)	1,726,045	787,040	268,225	50,085	8,246	2	2,839,643
Right-of-use asset	—	435,132	12,423	—	—	—	447,555
Carrying value	1,726,045	1,222,172	280,648	50,085	8,246	2	3,287,198

Details of premises and equipment owned
(2)	Details of premises and equipment (owned) as of December 31, 2019 and 2020 are as follows (Unit: Korean Won in millions):

	December 31, 2019
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Acquisition cost	1,761,819	1,063,756	1,123,101	463,181	1,287	20	4,413,164
Accumulated depreciation	—	(261,457)	(845,085)	(408,342)	—	(18)	(1,514,902)
Accumulated impairment losses	(660)	—	—	—	—	—	(660)

Net carrying value	1,761,159	802,299	278,016	54,839	1,287	2	2,897,602

	December 31, 2020
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Acquisition cost	1,726,705	1,076,647	1,142,653	478,290	8,246	20	4,432,561
Accumulated depreciation	—	(289,607)	(874,428)	(428,205)	—	(18)	(1,592,258)
Accumulated impairment losses	(660)	—	—	—	—	—	(660)

Net carrying value	1,726,045	787,040	268,225	50,085	8,246	2	2,839,643

Changes in premises and equipment owned
(3)	Details of changes in premises and equipment (owned) are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2018
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Beginning balance	1,487,278	680,846	180,072	64,787	64,559	3	2,477,545
Acquisitions	1,372	14,701	76,783	17,527	8,285	—	118,668
Disposals	(29)	—	(5,192)	(737)	(187)	—	(6,145)
Depreciation	—	(26,014)	(76,171)	(32,162)	—	—	(134,347)
Classified as held-for-sale	(3,651)	(2,592)	—	—	—	—	(6,243)
Transfer	(2,863)	(4,760)	63,432	—	(63,432)	—	(7,623)
Foreign currencies translation adjustments	(236)	(257)	(69)	323	(126)	—	(365)
Business combination	—	—	969	661	—	—	1,630
Others	—	(12)	189	7,195	—	—	7,372

Ending balance	1,481,871	661,912	240,013	57,594	9,099	3	2,450,492

	For the year ended December 31, 2019
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Beginning balance	1,481,871	661,912	240,013	57,594	9,099	3	2,450,492
Acquisitions	186,303	87,667	119,474	28,788	7,315	—	429,547
Disposals	(3,015)	(2,245)	(1,203)	(2,738)	—	—	(9,201)
Depreciation	—	(30,766)	(87,453)	(27,134)	—	(1)	(145,354)
Classified as held-for-sale	(21)	(74)	—	—	—	—	(95)
Transfer	93,956	83,260	3,670	912	(14,886)	—	166,912
Foreign currencies translation adjustments	880	801	1,459	609	36	—	3,785
Business combination	1,185	74	926	1	—	—	2,186
Others	—	1,670	1,130	(3,193)	(277)	—	(670)

Ending balance	1,761,159	802,299	278,016	54,839	1,287	2	2,897,602

	For the year ended December 31, 2020
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Beginning balance	1,761,159	802,299	278,016	54,839	1,287	2	2,897,602
Acquisitions	3,787	26,972	84,828	26,124	7,751	—	149,462
Disposals	(8,326)	(1,719)	(605)	(688)	—	—	(11,338)
Depreciation	—	(34,572)	(94,388)	(30,579)	—	—	(159,539)
Transfer	(30,847)	(2,048)	118	—	(118)	—	(32,895)
Foreign currencies translation adjustments	(836)	(882)	(1,849)	(830)	(82)	—	(4,479)
Business combination	1,108	81	2,150	437	—	—	3,776
Others	—	(3,091)	(45)	782	(592)	—	(2,946)

Ending balance	1,726,045	787,040	268,225	50,085	8,246	2	2,839,643

Details of right-of-use assets
(4)	Details of right-of-use assets as of December 31, 2019 and 2020 are as follows (Unit: Korean Won in millions):

	December 31, 2019
	Building	Equipment and vehicles	Total
Acquisition cost	615,201	25,563	640,764
Accumulated depreciation	(165,323)	(8,327)	(173,650)

Net carrying value	449,878	17,236	467,114

	December 31, 2020
	Building	Equipment and vehicles	Total
Acquisition cost	720,417	28,463	748,880
Accumulated depreciation	(285,285)	(16,040)	(301,325)

Net carrying value	435,132	12,423	447,555

Changes in right-of-use assets
(5)	Details of changes in right-of-use assets for the years ended December 31, 2019 and 2020 are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2019
	Building	Equipment and vehicles	Total
Beginning balance	416,828	18,963	435,791
New contracts	251,992	8,306	260,298
Changes in contract	—	—	—
Termination	(3,803)	(178)	(3,981)
Depreciation	(219,743)	(9,984)	(229,727)
Business combination	5,438	114	5,552
Others	(834)	15	(819)

Ending balance	449,878	17,236	467,114

	For the year ended December 31, 2020
	Building	Equipment and vehicles	Total
Beginning balance	449,878	17,236	467,114
New contracts	224,494	6,831	231,325
Changes in contract	10,729	32	10,761
Termination	(18,925)	(574)	(19,499)
Depreciation	(224,946)	(11,716)	(236,662)
Business combination	3,210	381	3,591
Others	(9,308)	233	(9,075)

Ending balance	435,132	12,423	447,555